Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Aug. 28, 2017
Registrant Name	DELAWARE POOLED TRUST
Central Index Key	0000875352
Amendment Flag	false
Document Creation Date	Aug. 28, 2017
Document Effective Date	Aug. 28, 2017
Prospectus Date	Apr. 03, 2017
EQUITY ORIENTED | Macquarie Emerging Markets Portfolio | DPT CLASS
Risk/Return:
Trading Symbol	DPEMX